Retirement Benefits Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 3	$ 25
Expected return on plan assets	(1)	(16)
Prior service cost amortization	0	0
Settlements	0	(32)
Net periodic benefit cost	2	41
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	4	4
Expected return on plan assets	(8)	(8)
Prior service cost amortization	1	1
Settlements	0	0
Net periodic benefit cost	(3)	(3)
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1	$ 23